RELATED PARTY BALANCES AND TRANSACTIONS - (Details)						12 Months Ended			12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2013 Wowo Shijie USD ($)	Dec. 31, 2014 Yinxingshu USD ($)	Dec. 31, 2013 Yinxingshu USD ($)	Dec. 31, 2014 Maodong Xu Working Capital Loan USD ($)	Dec. 31, 2014 Shiletao USD ($)	Dec. 31, 2014 Dallsfield USD ($)	Dec. 31, 2014 Lmobile Media USD ($)	Dec. 31, 2013 Lmobile Media USD ($)	Dec. 31, 2012 Lmobile Media USD ($)	Dec. 31, 2014 Maodong Xu USD ($)	Dec. 31, 2013 Maodong Xu USD ($)	Mar. 26, 2014 Maodong Xu Shiletao CNY
Related Party Transaction [Line Items]
Capital contribution														9,000,000
Equity interests (as a percent)														90.00%
Amounts due from related parties		3,799	3,799
Amounts due to related parties	62,368,862	26,254,333		32,717,713	12,058,724		969,927	250,000	403,585	666,712		28,027,637	13,528,897
Loan due to related parties, maturity period						90 days
Loan due to related parties						61,965,277
Loan amount overdue						51,650,333
Loan amount due within 90 days						10,314,944
SMS distribution platform fee									$ 574,087	$ 588,190	$ 547,177